Intangible Assets - Schedule of Future Amortization of Intangible Assets (Details)	May 31, 2020 USD ($)
2021	$ 260,224
2022	259,807
2023	259,224
2024	173,962
2025	54,600
Thereafter	267,557
Total	1,275,374
Non-Competes [Member]
2021	204,624
2022	204,624
2023	204,624
2024	119,362
2025
Thereafter
Total	733,234
Customer Contracts [Member]
2021	54,600
2022	54,600
2023	54,600
2024	54,600
2025	54,600
Thereafter	267,557
Total	540,557
Internet Domain [Member]
2021	1,000
2022	583
2023
2024
2025
Thereafter
Total	$ 1,583